Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule Of Assets And Liabilities That Were Measured At Fair Value On A Recurring Basis
The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2021, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments in the Mutual Fund.

	December 31, 2021	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Mutual Fund held in Trust Account	$402,530,526	402,530,526	$—	$—

Liabilities:
Derivative warrant liability –Public Warrants	$6,731,959	$6,731,959	$—	$—
Derivative warrant liability –Private Warrants	6,608,051	—	—	6,608,051

Derivative warrant liabilities	$13,340,010	$6,731,959	$—	$6,608,051

Schedule Of Quantitative Information Regarding Level 3 Fair Value Measurements
The following table provides quantitative information regarding Level 3 fair value measurements as of December 31, 2021:

December 31, 2021
Strike price	$11.50
Share price	$9.59
Volatility	40%
Risk-free rate	1.28%
Expected term (years)	5